CONVERTIBLE DEBT (Details Narrative) - USD ($) $ in Thousands	Aug. 13, 2021	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Face amount	$ 50,000	$ 50,000	$ 50,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 50,000
Interest rate	7.00%
Maturity date	Dec. 30, 2024